Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns Abstract
Unrecognized Tax Benefits Beginning Balance	36,237	31,015	25,194
Additions based on tax positions related to current year	14,190	8,007	8,242
Expiration of the statute of limitations	(4,584)	(2,785)	(2,421)
Unrecognized Tax Benefits Ending Balance	45,843	36,237	31,015